4. INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Reconciliation of federal statutory rate
	2014	2013
Income tax expense (benefit) at federal statutory rate	(34.0)%	(34.0)%
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	(5.3)	(6.3)
Change in valuation allowance	15.0	30.1
Nondeductible items	0.3	1.0
Prior-year tax adjustments	14.0	7.5
Other	9.9	1.6
Effective tax rate	(0.1)%	(0.1)%

Components of deferred tax assets and liabilities
	2014	2013
Deferred tax assets:
Net operating loss carry forwards	$2,747,000	$2,582,000
Tax credit carry forwards	405,000	381,000
Reserves and accruals not yet deducted for tax purposes	286,000	301,000
Total deferred tax assets	3,438,000	3,264,000
Valuation allowance	(3,438,000)	(3,264,000)
Net deferred tax asset	$–	$–